Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 4,319	$ 6,172
Prepaid expenses and other current assets	1,060	1,205
Total current assets	5,379	7,377
Property and equipment, net	183	262
Restricted cash	150	154
Operating lease right-of-use assets	1,444	1,853
Intangible assets	25,250	25,250
Goodwill	0	3,058
Total assets	32,406	37,954
Current Liabilities:
Accounts payable	809	249
Accrued expenses	1,618	1,552
Operating lease liabilities - current portion	436	404
Loans payable - current portion	233	252
Other current liabilities	900	0
Total current liabilities	3,996	2,457
Operating lease liabilities - non-current portion	1,161	1,624
Restructured debt liability - contingent milestone payments	15,000	15,000
Other liabilities	3,800	3,800
Deferred tax liabilities	5,058	5,061
Total liabilities	29,015	27,942
Series A redeemable preferred stock, $0.001 par value; 0 and 40,000 shares authorized; 0 and 38,610.119 shares issued and outstanding at 2023 and 2022, respectively	0
Stockholders’ Equity:
Preferred stock, $0.001 par value; 5,000,000 and 4,960,000 shares authorized; 0 shares issued and outstanding at 2023 and 2022, respectively	0	0
Common stock, $0.001 par value; 120,000,000 shares authorized; 333,145 and 42,901 shares issued at 2023 and 2022, respectively; 333,144 and 42,900 shares outstanding at 2023 and 2022, respectively	0	0
Additional paid-in capital	851,268	837,598
Accumulated deficit	(844,823)	(824,532)
Treasury stock (at cost); 1 share	(3,054)	(3,054)
Total stockholders’ equity	3,391	10,012
Total liabilities, mezzanine equity & stockholders’ equity	32,406	37,954
Series A Preferred Stock [Member]
Current Liabilities:
Series A redeemable preferred stock, $0.001 par value; 0 and 40,000 shares authorized; 0 and 38,610.119 shares issued and outstanding at 2023 and 2022, respectively	$ 0	$ 0